Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
21.	Related Party Transactions AND BALANCES

A.	Loans to related parties- Loans paid to related parties of the Company, and outstanding balances were as follows:

	Loans paid to Related Parties		Balance of Loans Receivable from Related Parties
	During the six months ended June 30,		As of June 30,	As of December 31,
	2019	2018	2019	2018
Related companies of non-controlling investors of Feng Hui	$-	$-	$-	$490,724

Interest income derived from the above loans to related parties were US$nil and US$nil for the six months ended June 30, 2019 and 2018, respectively. These loans were made in the normal course of the Company's lending operation. The interest rates on the above loans ranged between 12%-17.4% for the six months ended June 30, 2019 and 2018. For the six months ended June 30, 2019 and 2018, a provision for loan losses of US$1,326,338 and US$141,329 was provided for the loans receivable from related parties.

B.	Loans received from a cost investment investee

Lender name	Interest rate	Term	June 30, 2019	December 31, 2018
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	$-	$3,634,989
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	-	2,180,993
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	-	1,453,996
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	-	7,269,978
Total loans from a cost method investee			$-	$14,539,956

During the six months ended June 30, 2019, Xinjiang Urumqi Intermediate People's Court issued the adjudication, pursuant to which the Company's investment in the cost method investee, valued at $3,346,760 (RMB 22,709,774.97), shall be transferred to Xinjiang Kai Di Investment Co. as a partial settlement of the loan payable of RMB 25,000,000 due to Microcredit Refinancing. As a result, as the cost method investee was no longer the Company's affiliate, the Company reclassified the borrowings from a cost method investee to borrowings from a third party (Note 14), and reclassified interest expenses on loans from a cost investment investee to interest expenses on loans from third parties.

As a result, both accrued interest expense and penalties for default payment of principal and interest charged for the loans from the cost method investee were US$nil and US$1,422,219 for the six months ended June 30, 2019 and 2018, respectively.

C.	Guarantees

-	Guarantees of the loans receivable provided by the Company's shareholders and related parties of the Company, and outstanding balances were as follows:

	For the six months ended June 30,		As of June 30,	As of December 31,
Shareholders and related parties	2019	2018	2019	2018
Related companies of a non-controlling shareholder of the Company	$-	$-	$44,002,301	$45,395,196

-	Guarantees of the bank loans provided by the Company's shareholders and related parties of the Company were as follows:

Bank name	Aggregated Principal	As of June 30, 2019	Shareholders and related parties
Tianshan Rural Commercial Bank	$8,009,553	$6,532,633	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,456,282	1,456,282	General manager of the Company and a non-controlling shareholder of the Company
	$9,465,835	$7,988,915

Bank name	Aggregated Principal	As of December 31, 2018	Shareholders and related parties
Tianshan Rural Commercial Bank	$7,996,976	$6,529,644	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,453,996	1,453,996	General manager of the Company and a non-controlling shareholder of the Company
	$9,450,972	$7,983,640

-	Guarantees of the secured loans and loans from a cost investment investee provided by the Company's shareholders and related parties of the Company were as follows:

Lender name	Principal	As of June 30, 2019	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$14,533,697	$14,533,697	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	11,255,640	11,255,640	Non-controlling shareholders of the Company
Hangzhou Jingyuan Investment Management Co., Ltd	48,785,461	48,785,461	Non-controlling shareholders of the Company
	$74,574,798	$74,574,798

Lender name	Principal	As of December 31, 2018	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$14,510,876	$14,510,876	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	14,539,956	14,539,956	Non-controlling shareholders of the Company
Hangzhou Jingyuan Investment Management Co., Ltd	59,613,818	59,613,818	Non-controlling shareholders of the Company
	$88,664,650	$88,664,650